REDEEMABLE NON-CONTROLLING INTERESTS (Schedule of Redeemable Non-controlling Interests) (Details) $ in Thousands	6 Months Ended
Jun. 30, 2020 USD ($)
Noncontrolling Interest [Abstract]
Balance as of the beginning of the year	$ 74,300
Net Income	416
Other Comprehensive Income - translation adjustment	(13)
Balance as of the end of the year	$ 74,703